UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 97.2%
	AUSTRALIA – 6.6%
120,000	Newcrest Mining Ltd.	$1,928,380
995,000	Telstra Corp. Ltd.	2,099,406
		4,027,786
	BRAZIL – 10.3%
450,656	Ambev S.A. - ADR	2,316,372
1,087,856	Cia Energetica de Minas Gerais - ADR	2,284,498
151,200	Telefonica Brasil S.A. - ADR	1,669,248
		6,270,118
	CANADA – 19.4%
168,800	Barrick Gold Corp.	1,888,872
162,500	Goldcorp, Inc.	2,031,250
509,900	Kinross Gold Corp.*	1,835,640
50,000	Nutrien Ltd.	2,710,500
1,066,708	Yamana Gold, Inc.	3,402,799
		11,869,061
	DENMARK – 3.6%
43,750	Novo Nordisk A/S - ADR	2,177,437

	FRANCE – 3.4%
26,580	Danone S.A.	2,088,917

	GERMANY – 3.6%
19,500	Bayer A.G.	2,172,088

	HONG KONG – 3.3%
223,500	China Mobile Ltd.	2,016,002

	NETHERLANDS – 3.7%
65,332	Royal Dutch Shell PLC - A Shares	2,241,395

	NEW ZEALAND – 3.8%
304,920	SKY Network Television Ltd.	563,242
670,410	Spark New Zealand Ltd.	1,768,446
		2,331,688
	NORWAY – 3.5%
80,870	Equinor A.S.A.	2,147,491

	SINGAPORE – 3.2%
842,700	Singapore Telecommunications Ltd.	1,986,974

	SWEDEN – 5.2%
353,800	Betsson A.B.	3,157,362

	SWITZERLAND – 5.1%
28,150	Novartis A.G. - ADR	2,361,785
25,500	Roche Holding A.G. - ADR	782,085
		3,143,870

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TURKEY – 2.6%
243,054	Turkcell Iletisim Hizmetleri AS - ADR	$1,577,421

	UNITED KINGDOM – 12.9%
36,314	British American Tobacco PLC - ADR	1,989,281
49,700	GlaxoSmithKline PLC - ADR	2,067,023
33,003	Unilever N.V.	1,896,352
783,470	Vodafone Group PLC	1,912,658
		7,865,314
	UNITED STATES – 7.0%
53,750	Newmont Mining Corp.	1,971,550
26,645	Philip Morris International, Inc.	2,299,464
		4,271,014
	TOTAL COMMON STOCKS (Cost $62,650,996)	59,343,938

Principal Amount
	SHORT-TERM INVESTMENTS – 2.0%
$1,244,294	UMB Money Market Fiduciary, 0.247%[1]	1,244,294

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,244,294)	1,244,294

	TOTAL INVESTMENTS – 99.2% (Cost $63,895,290)	60,588,232
	Other Assets in Excess of Liabilities – 0.8%	480,674

	TOTAL NET ASSETS – 100.0%	$61,068,906

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income producing security.

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
COMMON STOCKS – 0.0%
UNITED STATES – 0.0%
9,835	Hycroft Mining Corp.*6,7	$—

	TOTAL COMMON STOCKS (Cost $1,585,230)	—

Principal Amount
	FIXED INCOME SECURITIES – 90.3%
	AUSTRALIA – 11.6%
$1,200,000	Australia Government Bond 3.250%, 6/21/2039	924,718
1,000,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	777,796
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[1]	1,031,983
	Queensland Treasury Corp.
1,000,000	6.000%, 6/14/2021	821,473
1,500,000	5.750%, 7/22/2024	1,302,642
		4,858,612
	BRAZIL – 4.1%
	Brazilian Government International Bond
4,500,000	12.500%, 1/5/2022	1,398,233
1,000,000	10.250%, 1/10/2028	290,225
		1,688,458
	CANADA – 4.5%
	Canadian Government Bond
2,000,000	2.500%, 6/1/2024	1,555,876
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	333,072
		1,888,948
	CHILE – 4.5%
	Bonos del Banco Central de Chile en Pesos
400,000,000	6.000%, 2/1/2021	680,429
700,000,000	6.000%, 3/1/2022	1,202,385
		1,882,814
	COLOMBIA – 1.2%
1,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	504,572

	GERMANY – 4.4%
14,500,000	KFW 5.000%, 5/22/2019	1,833,790

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	LUXEMBOURG – 1.0%
$6,000,000,000	European Investment Bank 7.200%, 7/9/2019	$414,965

	MALAYSIA – 6.0%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,496,851

	MEXICO – 8.2%
25,000,000	America Movil S.A.B. de C.V. 6.000%, 6/9/2019	1,316,518
40,500,000	Mexican Bonos 5.000%, 12/11/2019	2,094,797
		3,411,315
	NEW ZEALAND – 9.8%
2,000,000	Fonterra Co-operative Group Ltd. 5.520%, 2/25/2020	1,419,864
	New Zealand Government Bond
2,100,000	3.000%, 9/20/2030	1,748,492
1,000,000	3.500%, 4/14/2033	727,729
240,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	176,590
		4,072,675
	PERU – 5.2%
6,500,000	Peruvian Government International Bond 7.840%, 8/12/2020	2,187,169

	PHILIPPINES – 5.5%
75,000,000	Asian Development Bank 6.200%, 10/6/2026	1,014,233
67,000,000	Philippine Government International Bond 4.950%, 1/15/2021	1,263,197
		2,277,430
	POLAND – 4.1%
	Republic of Poland Government Bond
3,300,000	1.750%, 7/25/2021	900,419
3,000,000	2.500%, 1/25/2023	826,278
		1,726,697
	SINGAPORE – 5.3%
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[2,3]	746,850

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	SINGAPORE (Continued)
	Singapore Government Bond
$2,000,000	1.750%, 4/1/2022	$1,455,267
		2,202,117
	SWEDEN – 1.0%
	Telia Co. A.B.
3,500,000	3.250%, 10/4/2077[2,4]	405,965

	UNITED KINGDOM – 4.6%
	European Bank for Reconstruction & Development
28,000,000,000	7.375%, 4/15/2019	1,936,109

	UNITED STATES – 9.3%
	Inter-American Development Bank
16,400,000,000	7.875%, 3/14/2023	1,148,581
	International Finance Corp.
54,000,000	8.250%, 6/10/2021	805,517
56,000,000	5.850%, 11/25/2022	773,387
	Newmont Mining Corp.
1,000,000	6.250%, 10/1/2039	1,163,934
		3,891,419
	TOTAL FIXED INCOME SECURITIES (Cost $42,856,540)	37,679,906

	SHORT-TERM INVESTMENTS – 4.3%
1,812,881	UMB Money Market Fiduciary, 0.247%[5]	1,812,881

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,812,881)	1,812,881

	TOTAL INVESTMENTS – 94.6% (Cost $46,254,651)	39,492,787
	Other Assets in Excess of Liabilities – 5.4%	2,246,672

	TOTAL NET ASSETS – 100.0%	$41,739,459

*	Non-income producing security.

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,031,983 which represents 2.47% of Net Assets.

[2]	Callable.

[3]	Step rate security.

[4]	Variable rate security.

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

[5]	The rate is the annualized seven-day yield at period end.

[6]	Illiquid Security. The total illiquid securities represent 0% of Net Assets. The aggregate value of these securities is $0.

[7]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.

See accompanying Notes to Schedule of Investments.

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 97.6%
	AUSTRALIA – 3.6%
1,025,000	Telstra Corp. Ltd.	$2,162,704

	BRAZIL – 9.3%
350,651	Ambev S.A. - ADR	1,802,346
1,098,400	Cia Energetica de Minas Gerais - ADR	2,306,640
142,200	Telefonica Brasil S.A. - ADR	1,569,888
		5,678,874
	CANADA – 7.2%
151,000	Barrick Gold Corp.	1,689,690
43,650	BCE, Inc.	1,854,848
91,047	Freehold Royalties Ltd.	859,449
		4,403,987
	DENMARK – 3.5%
42,600	Novo Nordisk A/S - ADR	2,120,202

	FRANCE – 9.8%
22,700	Danone S.A.	1,783,989
130,000	Engie S.A.	2,100,035
32,180	TOTAL S.A. - ADR	2,099,745
		5,983,769
	GERMANY – 3.3%
17,870	Bayer A.G.	1,990,524

	HONG KONG – 3.4%
227,000	China Mobile Ltd.	2,047,572

	NETHERLANDS – 3.8%
34,080	Royal Dutch Shell PLC - Class A - ADR	2,330,050

	NEW ZEALAND – 7.2%
1,849,000	Kiwi Property Group Ltd.	1,707,719
424,922	SKY Network Television Ltd.	784,908
728,000	Spark New Zealand Ltd.	1,920,360
		4,412,987
	NORWAY – 6.9%
82,000	Equinor A.S.A. - ADR	2,169,720
104,900	Telenor A.S.A.	2,051,265
		4,220,985
	SINGAPORE – 6.3%
840,000	Singapore Telecommunications Ltd.	1,980,608
3,612,961	Starhill Global REIT - REIT	1,857,700
		3,838,308
	SWEDEN – 4.6%
316,000	Betsson A.B.	2,820,030

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND – 6.3%
24,296	Novartis A.G. - ADR	$2,038,435
59,481	Roche Holding A.G. - ADR	1,824,282
		3,862,717
	TURKEY – 2.7%
249,058	Turkcell Iletisim Hizmetleri AS - ADR	1,616,386

	UNITED KINGDOM – 13.2%
36,100	British American Tobacco PLC - ADR	1,977,558
61,900	GlaxoSmithKline PLC - ADR	2,574,421
35,450	Unilever N.V.	2,036,957
584,109	Vodafone Group PLC	1,425,965
		8,014,901
	UNITED STATES – 6.5%
51,950	Newmont Mining Corp.	1,905,526
23,700	Philip Morris International, Inc.	2,045,310
		3,950,836
	TOTAL COMMON STOCKS (Cost $65,096,996)	59,454,832

Principal Amount
	SHORT-TERM INVESTMENTS – 1.8%
$1,113,741	UMB Money Market Fiduciary, 0.247%[1]	1,113,741

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,113,741)	1,113,741

	TOTAL INVESTMENTS – 99.4% (Cost $66,210,737)	60,568,573
	Other Assets in Excess of Liabilities – 0.6%	348,564

	TOTAL NET ASSETS – 100.0%	$60,917,137

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 98.6%
	ARGENTINA – 1.3%
41,400	Despegar.com Corp.*	$870,228

	BRAZIL – 1.2%
173,100	Instituto Hermes Pardini S.A.	849,520

	CHINA – 19.1%
2,032,300	AK Medical Holdings Ltd.[1]	1,209,603
2,700,000	China Forestry Holdings Co., Ltd.*2,3	—
996,200	China Maple Leaf Educational Systems Ltd.	855,294
988,435	Crystal International Group Ltd.[1]	634,875
28,400	Fanhua, Inc. - ADR	769,924
492,925	Haitian International Holdings Ltd.	1,161,804
81,500	LexinFintech Holdings Ltd. - ADR*	1,039,125
2,427,800	Lifetech Scientific Corp.*	686,110
846,010	Nexteer Automotive Group Ltd.	1,207,174
13,700	Noah Holdings Ltd. - ADR*	699,522
906,430	Precision Tsugami China Corp. Ltd.*,3	875,850
584,500	Vitasoy International Holdings Ltd.	2,082,652
843,400	Xiabuxiabu Catering Management China Holdings Co., Ltd.[1]	1,824,618
		13,046,551
	INDIA – 15.7%
60,000	AIA Engineering Ltd.	1,444,479
164,935	Caplin Point Laboratories Ltd.[3]	1,094,258
58,123	Care Ratings Ltd.	1,059,375
481,910	City Union Bank Ltd.	1,211,036
62,544	Eris Lifesciences Ltd.*1	648,506
494,890	Essel Propack Ltd.[3]	751,503
360,400	Jyothy Laboratories Ltd.	1,158,965
330,000	Sterlite Technologies Ltd.	1,665,707
195,748	Syngene International Ltd.[1]	1,702,631
		10,736,460
	LUXEMBOURG – 1.2%
450,000	L'Occitane International S.A.	788,880

	MALAYSIA – 2.0%
883,000	ViTrox Corp. BHD[3]	1,392,881

	MEXICO – 9.5%
753,100	Banco del Bajio S.A.[1]	1,779,126
443,800	Bolsa Mexicana de Valores S.A.B. de C.V.	846,034
106,500	Gruma S.A.B. de C.V. - Class B	1,378,492
420,400	Qualitas Controladora S.A.B. de C.V.	1,125,786
225,000	Regional S.A.B. de C.V.	1,368,026
		6,497,464
	PHILIPPINES – 3.2%
7,300,000	D&L Industries, Inc.[3]	1,399,378

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PHILIPPINES (Continued)
330,000	Universal Robina Corp.	$795,743
		2,195,121
	POLAND – 1.9%
11,022	AmRest Holdings S.E.*	1,314,907

	ROMANIA – 2.6%
2,796,571	Banca Transilvania S.A.	1,773,102

	SOUTH AFRICA – 6.8%
130,000	AVI Ltd.	1,081,071
134,200	Clicks Group Ltd.	1,969,650
303,900	Dis-Chem Pharmacies Ltd.[1]	670,948
107,844	Famous Brands Ltd.*	923,162
		4,644,831
	SOUTH KOREA – 7.3%
11,000	Kakao M Corp	888,337
23,900	Koh Young Technology, Inc.	2,331,660
19,470	LEENO Industrial, Inc.	1,164,933
26,880	Seegene, Inc.*	628,816
		5,013,746
	SWEDEN – 1.4%
75,000	Vitrolife A.B.	975,929

	TAIWAN – 15.7%
54,600	ASPEED Technology, Inc.	1,448,084
401,700	Chroma ATE, Inc.	2,266,836
98,582	Cub Elecparts, Inc.	1,005,068
86,105	eMemory Technology, Inc.	927,425
209,870	Gourmet Master Co., Ltd.	1,892,485
95,100	Parade Technologies Ltd.	1,449,274
99,100	Voltronic Power Technology Corp.[3]	1,721,804
		10,710,976
	THAILAND – 5.9%
1,300,000	Mega Lifesciences PCL	1,595,038
2,000,000	Taokaenoi Food & Marketing PCL	938,774
1,285,700	TOA Paint Thailand PCL	1,510,104
		4,043,916
	URUGUAY – 0.6%
169,900	Biotoscana Investments S.A.*	409,212

	VIETNAM – 3.2%
441,974	Mobile World Investment Corp.	2,223,139

	TOTAL COMMON STOCKS (Cost $58,171,566)	67,486,863

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Value
TOTAL INVESTMENTS – 98.6% (Cost $58,171,566)	$67,486,863
Other Assets in Excess of Liabilities – 1.4%	945,823

TOTAL NET ASSETS – 100.0%	$68,432,686

ADR – American Depositary Receipt

PCL – Public Company Limited

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $8,470,307 which represents 12.38% of Net Assets.
[2]	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The aggregate value of this security is $0.
[3]	Illiquid Security. The total illiquid security represents 3.33% of Net Assets. The total value of these securities is $2,279,008.

See accompanying Notes to Schedule of Investments.

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 98.3%
	GOLD MINING – 37.3%
92,740	Agnico Eagle Mines Ltd.	$3,883,951
133,611	Alamos Gold, Inc. - Class A	725,508
13,850	Alamos Gold, Inc. - Class A1	75,164
500,000	Asanko Gold, Inc.*1	499,700
150,000	B2Gold Corp.*1	373,587
1,265,600	B2Gold Corp.*	3,138,688
1,800,000	GoGold Resources, Inc.*1	518,872
1,117,000	Gold Fields Ltd. - ADR	4,177,580
124,980	Goldcorp, Inc.	1,562,250
220,000	Guyana Goldfields, Inc.*1	676,455
520,250	Kinross Gold Corp.*	1,872,900
1,198,000	Mandalay Resources Corp.*1	165,762
800,000	OceanaGold Corp.[1]	2,459,835
350,000	Premier Gold Mines Ltd.*	661,849
340,000	Pretium Resources, Inc.*	2,788,000
40,000	Pretium Resources, Inc.*1	328,081
50,800	Randgold Resources Ltd. - ADR	3,751,580
500,000	Resolute Mining Ltd.[1]	473,626
		28,133,388
	ROYALTY COMPANIES – 25.1%
80,096	Franco-Nevada Corp.[1]	5,867,032
5,000,000	Metalla Royalty & Streaming Ltd.[1,5]	3,036,360
96,900	Osisko Gold Royalties Ltd.	921,519
323,120	Osisko Gold Royalties Ltd.[1]	3,067,516
56,200	Royal Gold, Inc.	4,755,082
35,000	Wheaton Precious Metals Corp.	733,250
25,000	Wheaton Precious Metals Corp.[1]	523,868
		18,904,627
	PRECIOUS METALS DEVELOPMENTAL – 9.0%
3,822,903	Almaden Minerals Ltd. - Class B*	2,606,838
1,098,017	Almaden Minerals Ltd. - Class B*1	742,759
215,500	Almaden Minerals Ltd. - Class B*1,2,3	145,776
200,000	Equinox Gold Corp.*	153,740
1,413,000	Sunridge Gold Corp.*1,3	26,068
5,118,424	Vista Gold Corp.*5	3,097,670
8,200	Vista Gold Corp.*1,5	4,885
		6,777,736
	PRECIOUS METALS EXPLORATION – 18.7%
1,611,182	Almadex Minerals Ltd.*1	439,672
6,680,000	Altus Strategies PLC*1,2,3	487,816
1,711,182	Azucar Minerals Ltd.*1	907,614
3,351,151	Evrim Resources Corp.*1,5	2,833,628

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
750,000	Evrim Resources Corp.*1,2,3,5	$634,176
955,400	Irving Resources, Inc.*1	771,135
8,880,000	Medgold Resources Corp.*1,5	2,354,985
5,173,900	Midland Exploration, Inc.*1,5	3,141,964
890,000	Millrock Resources, Inc.*1	184,718
219,030	Millrock Resources, Inc.*1,2,3	45,460
7,636,000	Miranda Gold Corp.*1,5	176,094
888,485	Mirasol Resources Ltd.*1	1,191,795
417,000	Osisko Mining, Inc. *2,3	721,231
5,016,400	Revelo Resources Corp.*1	57,842
525,865	Skeena Resources Ltd.*1,2,3	153,608
		14,101,738
	SILVER: EXPLORATION AND MINING – 6.6%
782,644	Fortuna Silver Mines, Inc.*	4,281,062
15,000	MAG Silver Corp.*	139,950
10,000	MAG Silver Corp.*1	93,474
26,500	Pan American Silver Corp.	436,455
		4,950,941
	DIVERSIFIED EXPLORATION AND MINING – 1.6%
317,000	Nevsun Resources Ltd.[1]	1,176,962

	TOTAL COMMON STOCKS (Cost $64,609,684)
		74,045,392
	WARRANTS – 0.9%
	DIVERSIFIED EXPLORATION AND MINING – 0.0%
177,300	Lara Exploration Ltd., Expiration Date: August 18, 2018*1, 2, 3	—

	SILVER: EXPLORATION AND MINING – 0.0%
325,000	Golden Arrow Resources Corp., Expiration Date: January 28, 2019*1, 2, 3	—

	PRECIOUS METALS DEVELOPMENTAL – 0.0%
68,008	Almaden Minerals Ltd., Expiration Date: June 1, 2020 *1, 2, 3	—
107,750	Almaden Minerals Ltd., Expiration Date: June 7, 2022[1,2,3]	—
		—
	PRECIOUS METALS EXPLORATION – 0.9%
6,680,000	Altus Strategies PLC, Expiration Date: April 18, 2023 *1, 2, 3	—
100,739	Callinex Mines, Inc., Expiration Date: November 22, 2019*1, 2, 3	—
925,575	Evrim Resources Corp., Expiration Date: May 19, 2020*1, 2, 3	423,336
1,227,900	Iron Creek Capital Corp., Expiration Date: April 17, 2019*1, 2, 3	—
600,000	Irving Resources, Inc., Expiration Date: November 10, 2019*1, 2, 3	242,140
2,638,000	Kilo Goldmines Ltd., Expiration Date: August 25, 2018*1, 2, 3	—
219,030	Millrock Resources, Inc., Expiration Date: December 15, 2020*1, 2, 3	—
1,080,000	Millrock Resources, Inc., Expiration Date: May 25, 2019*1, 2, 3	—
4,970,000	Miranda Gold Corp., Expiration Date: June 23, 2021*1, 2, 3	—
312,500	Skeena Resources, Inc., Expiration Date: July 8, 2019*1, 2, 3	—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
500,000	Thunderstruck Resources Ltd., Expiration Date: November 29, 2019*1, 2, 3	$—
		665,476
	TOTAL WARRANTS (Cost $—)	665,476

Principal Amount
	SHORT-TERM INVESTMENTS – 1.0%
$766,645	UMB Money Market Fiduciary, 0.247%[4]	766,645

	TOTAL SHORT-TERM INVESTMENTS (Cost $766,645)	766,645

	TOTAL INVESTMENTS – 100.2% (Cost $65,376,329)	75,477,513
	Liabilities in Excess of Other Assets – (0.2)%	(114,027)

	TOTAL NET ASSETS – 100.0%	$75,363,486

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securitiy fair valued under direction of the Board of Trustees. The aggregate value of such investments is 3.79% of net assets. The total value of these securities is $2,853,543.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 3.82% of Net Assets. The total value of these securities is $2,879,611.
[4]	The rate is the annualized seven-day yield at period end.
[5]	Affiliated company.

See accompanying Notes to Schedule of Investments.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS

July 31, 2018 (Unaudited)

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Small Companies Fund (the “Emerging Markets Small Companies Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).   The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation.  The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund is authorized to issue Class A shares. The International Value Fund, International Bond Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Small Companies Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

July 31, 2018 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes

At July 31, 2018, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

July 31, 2018 (Unaudited)

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Cost of investments	$63,895,296	$46,254,651	$66,221,616	$58,171,566	$69,908,378

Gross unrealized appreciation	$7,325,763	$318,484	$4,438,192	$16,161,133	$13,211,203
Gross unrealized depreciation	(10,632,827)	(7,080,348)	(10,091,235)	(6,845,836)	(7,642,068)
Net unrealized appreciation/(depreciation) on investments	$(3,307,064)	$(6,761,864)	$(5,653,043)	$9,315,297	$5,569,135

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

July 31, 2018 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2018, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Basic Materials	$15,768,991	$-	$-	$15,768,991
Communications	13,593,397	-	-	13,593,397
Consumer, Cyclical	3,157,361	-	-	3,157,361
Consumer, Non-cyclical	20,150,805	-	-	20,150,805
Energy	4,388,886	-	-	4,388,886
Utilities	2,284,498	-	-	2,284,498
Short-Term Investments	1,244,294	-	-	1,244,294
Total Investments	$60,588,232	$-	$-	$60,588,232

International Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$-	$-	$-
Bonds
Basic Materials	-	2,195,917	-	2,195,917
Communications	-	1,722,483	-	1,722,483
Consumer, Non-cyclical	-	2,197,660	-	2,197,660
Diversified	-	746,850	-	746,850
Financial	-	3,716,604	-	3,716,604
Government	-	26,767,320	-	26,767,320
Utilities	-	333,072	-	333,072
Short-Term Investments	1,812,881	-	-	1,812,881
Total Investments	$1,812,881	$37,679,906	$-	$39,492,787

International Dividend Income Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Basic Materials	$3,595,216	$-	$-	$3,595,216
Communications	17,414,505	-	-	17,414,505
Consumer, Cyclical	2,820,030	-	-	2,820,030
Consumer, Non-cyclical	20,194,023	-	-	20,194,023
Energy	7,458,964	-	-	7,458,964
Financial	3,565,419	-	-	3,565,419
Utilities	4,406,675	-	-	4,406,675
Short-Term Investments	1,113,741	-	-	1,113,741
Total Investments	$60,568,573	$-	$-	$60,568,573

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

July 31, 2018 (Unaudited)

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$1,510,104	$-	$1,510,104
Communications	870,228	2,554,044	-	3,424,272
Consumer, Cyclical	1,314,907	12,351,118	-	13,666,025
Consumer, Non-cyclical	4,825,483	15,431,693	-	20,257,176
Diversified	1,081,071	-	-	1,081,071
Financial	7,627,543	2,984,139	-	10,611,682
Industrial	1,913,306	11,198,444	-	13,111,750
Technology	-	3,824,783	-	3,824,783
Total Investments	$17,632,538	$49,854,325	$-	$67,486,863

Gold Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks
Gold Mining	$28,133,388	$-	$-	$28,133,388
Royalty Companies	18,904,627	-	-	18,904,627
Precious Metals Developmental	6,605,892	-	171,844	6,777,736
Precious Metals Exploration	12,059,447	-	2,042,291	14,101,738
Silver: Exploration and Mining	4,950,941	-	-	4,950,941
Diversified Exploration and Mining	1,176,962	-	-	1,176,962
Warrants
Diversified Exploration and Mining	-	-	-	-
Silver: Exploration and Mining	-	-	-	-
Precious Metals Developmental	-	-	-	-
Precious Metals Exploration	-	-	665,476	665,476
Short-Term Investments	766,645	-	-	766,645
Total Investments	$72,597,902	$-	$2,879,611	$75,477,513

*	The Fund did not hold any Level 2 securities at period end.

**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. International Bond Fund had no transfers between Levels at period end. Transfers between Level 1 and Level 2 in the International Value Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund relate to the use of systematic fair valuation and some foreign markets being closed on October 31, 2017. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. Transfers between Level 2 and Level 3 in the Gold Fund relate to Valuation Committee considering all illiquid securities to be Level 3 as of May 15, 2018. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2017 to July 31, 2018, represented by recognizing the July 31, 2018 market value of securities:

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

July 31, 2018 (Unaudited)

	International Value Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Transfers into Level 1	$2,172,088	$1,990,524	$3,031,755	$-
Transfers out of Level 1	-	-	(10,331,895)	-
Net transfers in (out) of Level 1	$2,172,088	$1,990,524	$(7,300,140)	$-

Transfers into Level 2	$-	$-	$10,331,895	$-
Transfers out of Level 2	(2,172,088)	(1,990,524)	(3,031,755)	(153,608)
Net transfers in (out) of Level 2	$(2,172,088)	$(1,990,524)	$7,300,140	$(153,608)

Transfers into Level 3	$-	$-	$-	$153,608
Transfers out of Level 3	-	-	-	-
Net transfers in (out) of Level 3	$-	$-	$-	$153,608

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund	Emerging Markets Small Companies Fund	Gold Fund - Common Stocks	Gold Fund -Warrants
Beginning balance October 31, 2017	$-	$-	$26,286	$935,265
Transfers into Level 3 during the period	-	-	2,188,067	423,336
Transfers out of Level 3 during the period	-	-	-	(809,693)
Total realized gain/(loss)	-	-	-	-
Total unrealized appreciation/(depreciation)	-	-	(218)	116,568
Net purchases	-	-	-	-
Net sales	-	-	-	-
Balance as of July 31, 2018	$-	$-	$2,214,135	$665,476

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2018:

	Fair Value July 31, 2018	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
International Bond Fund - Common Stocks	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Decrease
Emerging Markets Small Companies Fund - Common Stocks	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Decrease
Gold Fund - Warrants	$665,476	Fair Value Pricing	Discount for lack of marketability	10%	Decrease
Common Stocks	$2,214,135	Fair Value Pricing	Discount for lack of marketability	10%	Decrease

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

July 31, 2018 (Unaudited)

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of July 31, 2018 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Gold Fund
Medgold Resources Corp.	$1,152,934	$-	$-	$-	$-	$1,202,051	$2,354,985	$-
Metalla Royalty & Streaming Ltd.	2,247,888	-	-	-	-	788,472	3,036,360	31,167
Midland Exploration, Inc.	3,754,825	223,342	-	-	-	(836,203)	3,141,964	-
Miranda Gold Corp.	355,135	-	-	-	-	(179,041)	176,094	-
Tri Origin Exploration Ltd.(1)	100,729	-	(122,024)	(83,020)	-	104,315	-	-
Total	$7,611,511

Evrim Resources Corp.(2)	649,398	148,268	-	-	(17,836)	2,687,974	3,467,804	-
Vista Gold Corp.(2)	2,049,226	1,465,444	-	-	(446,148)	34,033	3,102,555	-
Total				$(83,020)		$3,801,601	$15,279,762	$31,167

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

July 31, 2018 (Unaudited)

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Gold Fund
Medgold Resources Corp.	8,880,000	-	-	8,880,000
Metalla Royalty & Streaming Ltd.	5,000,000	-	-	5,000,000
Midland Exploration, Inc.	4,844,100	329,800	-	5,173,900
Miranda Gold Corp.	7,636,000	-	-	7,636,000

Tri Origin Exploration Ltd.(1)	5,198,000	-	(5,198,000)	-
Total	31,558,100

Evrim Resources Corp.(2)	3,351,151	750,000	-	4,101,151
Vista Gold Corp.(2)	3,013,567	2,113,057	-	5,126,624
Total				35,917,675

(1)	Not an affiliate at the end of the period.

(2)	Not an affiliate at the beginning of the period.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/01/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/01/18

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/01/18

*	Print the name and title of each signing officer under his or her signature.